Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 24, 2021 $ / shares shares	May 24, 2021 $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 CAD ($) $ / shares $ / shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 $ / shares	Jul. 28, 2021 $ / shares	Oct. 31, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $			$ 98,762	$ 98,762	$ 86,767			$ 83,518
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $			$ 11		9
Average cost of shares purchased for cancellation			$ 103.62
Average book value of shares purchased for cancellation			12.34
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | (per share)			$ 25	$ 1,000
Preferred shares issued price per depositary share				$ 25
Redemption price per share						$ 1,000.00
Equity | $			$ 23	$ 23	23
Series BM Non Cumulative Five Year Rate Reset First Preference Shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	30,000,000
Equity | $					750
Shares issued price per share	$ 25
Series 1 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Redemption price per share			$ 1,000.00	$ 1,000.00
Shares issued price per share							$ 1,000
Series BQ on cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $			$ 1,750	$ 1,750
Shares issued price per share			$ 1,000	$ 1,000
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares		29,000,000
Redemption price per share		$ 25
Equity | $					$ 725
Series BR noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $			$ 1,250	$ 1,250
Shares issued price per share			$ 1,000	$ 1,000
Series BS noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $			$ 1,000	$ 1,000
Shares issued price per share			$ 1,000	$ 1,000